Operating Leases - Components of lease expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease cost	$ 1,300	$ 252
Variable lease cost		132
Total lease expense		$ 384